Summary of Contingent Consideration by Acquisition (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition Contingent Consideration [Line Items]
Contingent consideration, amount paid	$ 108	$ 281
Re-measurement of contingent consideration	(5,657)	510
Re-measurement of contingent consideration	(5,463)	706
Rock West Technology Group
Business Acquisition Contingent Consideration [Line Items]
Contingent consideration, amount paid		281
Re-measurement of contingent consideration		(238)
Id On Demand Inc
Business Acquisition Contingent Consideration [Line Items]
Re-measurement of contingent consideration	(5,463)	706
Polyright SA
Business Acquisition Contingent Consideration [Line Items]
Contingent consideration, amount paid	108
Re-measurement of contingent consideration	$ (194)	$ 42